Lease Liabilities	6 Months Ended
Dec. 31, 2025
Lease Liabilities
Lease Liabilities

15.	Lease Liabilities

The movements and carrying amounts of the Company’s ROU assets under lease as per disclosed in Note 13, are summarized as follows:

	December 31, 2025	June 30, 2025
	$	$
Balance, beginning of period	—	31,107
Additions of lease liabilities	1,266,281	—
Lease payments	(133,298)	(32,842)
Accretion on lease liabilities	87,798	1,735
Impact of foreign exchange	6,101	—
	1,226,882	—